Risk management - Schedule of exposure to risk, Spain foreclosed properties (Details) - Spain - Foreclosed properties - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets foreclosed
Loans and advances to customers	€ 2,131	€ 2,448	€ 2,971
Changes in property loans
Gross additions	100	300	200
Disposals	(800)	(1,200)	(1,300)
Difference	(700)	(900)	(1,100)
Construction and property development
Assets foreclosed
Loans and advances to customers	1,873
Completed buildings
Assets foreclosed
Loans and advances to customers	255
Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	91
Completed buildings | Other
Assets foreclosed
Loans and advances to customers	164
Buildings under construction
Assets foreclosed
Loans and advances to customers	54
Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	54
Land
Assets foreclosed
Loans and advances to customers	1,564
Land | Developed land
Assets foreclosed
Loans and advances to customers	467
Land | Other land
Assets foreclosed
Loans and advances to customers	1,097
Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	207
Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	51
Gross carrying amount
Assets foreclosed
Loans and advances to customers	4,823	5,506	6,422
Gross carrying amount | Construction and property development
Assets foreclosed
Loans and advances to customers	4,329
Gross carrying amount | Completed buildings
Assets foreclosed
Loans and advances to customers	707
Gross carrying amount | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	197
Gross carrying amount | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	510
Gross carrying amount | Buildings under construction
Assets foreclosed
Loans and advances to customers	95
Gross carrying amount | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Gross carrying amount | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	95
Gross carrying amount | Land
Assets foreclosed
Loans and advances to customers	3,527
Gross carrying amount | Land | Developed land
Assets foreclosed
Loans and advances to customers	1,000
Gross carrying amount | Land | Other land
Assets foreclosed
Loans and advances to customers	2,527
Gross carrying amount | Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	390
Gross carrying amount | Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	104
Accumulated impairment
Assets foreclosed
Loans and advances to customers	2,692	€ 3,058	€ 3,451
Accumulated impairment | Construction and property development
Assets foreclosed
Loans and advances to customers	2,456
Accumulated impairment | Completed buildings
Assets foreclosed
Loans and advances to customers	452
Accumulated impairment | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	106
Accumulated impairment | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	346
Accumulated impairment | Buildings under construction
Assets foreclosed
Loans and advances to customers	41
Accumulated impairment | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Accumulated impairment | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	41
Accumulated impairment | Land
Assets foreclosed
Loans and advances to customers	1,963
Accumulated impairment | Land | Developed land
Assets foreclosed
Loans and advances to customers	533
Accumulated impairment | Land | Other land
Assets foreclosed
Loans and advances to customers	1,430
Accumulated impairment | Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	183
Accumulated impairment | Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	53
Impairment losses since time of foreclosure
Assets foreclosed
Loans and advances to customers	1,969
Impairment losses since time of foreclosure | Construction and property development
Assets foreclosed
Loans and advances to customers	1,804
Impairment losses since time of foreclosure | Completed buildings
Assets foreclosed
Loans and advances to customers	382
Impairment losses since time of foreclosure | Completed buildings | Residential
Assets foreclosed
Loans and advances to customers	87
Impairment losses since time of foreclosure | Completed buildings | Other
Assets foreclosed
Loans and advances to customers	295
Impairment losses since time of foreclosure | Buildings under construction
Assets foreclosed
Loans and advances to customers	30
Impairment losses since time of foreclosure | Buildings under construction | Residential
Assets foreclosed
Loans and advances to customers	0
Impairment losses since time of foreclosure | Buildings under construction | Other
Assets foreclosed
Loans and advances to customers	30
Impairment losses since time of foreclosure | Land
Assets foreclosed
Loans and advances to customers	1,392
Impairment losses since time of foreclosure | Land | Developed land
Assets foreclosed
Loans and advances to customers	318
Impairment losses since time of foreclosure | Land | Other land
Assets foreclosed
Loans and advances to customers	1,074
Impairment losses since time of foreclosure | Property assets from home purchase mortgage loans to households
Assets foreclosed
Loans and advances to customers	123
Impairment losses since time of foreclosure | Other foreclosed property assets
Assets foreclosed
Loans and advances to customers	€ 42